ACCOUNTING FOR STOCK BASED COMPENSATION PLANS (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Apr. 30, 2012	May 31, 2012	Feb. 29, 2012	Oct. 31, 2011
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Stock Options	$ 2,500,000		$ 2,500,000			$ 759,000
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition			2 years 3 months
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period		17,740,000	17,740,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.1448	$ 0.1448
Employee Stock Ownership Plan E S O P Discount Rate			85.00%
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	5,000,000		5,000,000
Employee Stock Ownership Plan (Esop), Tax Withheld From Employee			9,765
Employee Stock Ownership Plan (ESOP), Shares in ESOP				68,397	15,862
Amount Withheld From Employee	$ 7,565